Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Other current receivables	₩ 1,947,529	₩ 2,112,697
Non-current
Lease receivables	1,452,445	1,520,331
Other non-current receivables	1,452,445	1,520,331
Gross amount [member]
Current
Short-term loans	223,011	278,346
Other accounts receivable	1,433,423	1,381,804
Accrued income	237,154	334,741
Deposits	125,854	131,468
Others	15,349	23,201
Lease receivables	23,948	46,764
Non-current
Long-term loans	1,204,645	1,082,139
Other accounts receivable	186,492	237,161
Accrued income	184,739	121,783
Deposits	308,185	292,722
Lease receivables	78,994	55,312
Allowance for credit losses [member]
Current
Other current receivables	(111,210)	(83,627)
Non-current
Other non-current receivables	₩ (510,610)	₩ (268,786)